Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000222788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000222788 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000222788 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000222788 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%	[1]
C000222788 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%	[1]
C000222788 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000222788 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%	[1]
C000222788 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
C000222789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000222789 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000222789 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%	[2]
C000222789 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[2]
C000222789 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%	[2]
C000222789 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%	[2]
C000222789 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000222789 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000222789 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000248577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000248577 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000248577 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%	[3]
C000248577 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%	[3]
C000248577 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[3]
C000248577 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000248577 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[3]
C000248577 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[3]
C000248577 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[3]
C000248578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000248578 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000248578 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4]
C000248578 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%	[4]
C000248578 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000248578 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%	[4]
C000248578 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000248578 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000248578 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[4]
C000248578 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[4]
C000255343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000255343 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.90%	[5]
C000255343 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[5]
C000255343 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[5]
C000255343 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[5]
C000255343 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000255343 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[5]
C000255343 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000255343 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[5]
C000255343 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[5]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets
[5]	Based on net assets